Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current provisions
Provisions for pensions and similar obligations	€ 4,742	€ 4,195
Other provisions	1,021	923
Non-current provisions	5,763	5,118	€ 4,980	€ 6,953
Current provisions
Trade provisions	106,995	89,588
Current Provisions	€ 106,995	€ 89,588	€ 123,049	€ 115,985